Loans and Advances	12 Months Ended
Mar. 31, 2020
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Loans and Advances
10	LOANS AND ADVANCES
The following tables present loans and advances at March 31, 2020 and 2019.

	At March 31, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥92,997,331	¥1,800,090	¥845,329	¥95,642,750

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(264,527)

Less: Allowance for loan losses	(203,286)	(147,382)	(355,737)	(706,405)

Carrying amount				¥94,671,818

	At March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥89,073,539	¥1,590,761	¥882,018	¥91,546,318

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(258,392)

Less: Allowance for loan losses	(158,094)	(92,446)	(354,448)	(604,988)

Carrying amount				¥90,682,938

Reconciliation of allowance for loan losses is as follows:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Allowance for loan losses at beginning of period (1)	¥604,988	¥651,620	¥680,456
Provision for loan losses	249,478	122,927	126,623
Charge-offs (2) :
Domestic	126,328	139,496	161,526
Foreign	27,664	40,758	23,534

Total	153,992	180,254	185,060

Recoveries:
Domestic	10,096	9,767	9,658
Foreign	2,317	1,275	574

Total	12,413	11,042	10,232

Net charge-offs	141,579	169,212	174,828
Others (3)	(6,482)	(347)	(140,575)

Allowance for loan losses at end of period	¥706,405	¥604,988	¥491,676

Allowance for loan losses applicable to foreign activities:
Balance at beginning of period	¥155,114	¥153,167	¥128,347

Balance at end of period	¥258,143	¥155,114	¥114,306

Provision for loan losses	¥134,657	¥46,597	¥19,872

(1)
Allowance for loan losses at the beginning of period for the fiscal year ended March 31, 2019 is calculated under IFRS 9. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”

(2)	Charge-offs consist of losses from the sales of loans and write-offs.
(3)
Others mainly include foreign exchange trans
lations
 for the fiscal year ended March 31, 2020. The amount for the fiscal year ended March 31, 2018 mainly includes the exclusion of the allowance for loans and advances made by Kansai Urban Banking Corporation (“KUBC”) and THE MINATO BANK, LTD. (“The Minato Bank”), both of which had been the Company’s subsidiaries but became its equity-method associates, and the exclusion of the allowance for loans and advances made by SMFL which was reclassified as assets held for sale.

For additional information on movements in impairment allowance for the fiscal years ended March 31, 2020 and 2019, refer to Note 45 “Financial Risk Management.”